CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 210,839	¥ 1,371,783	¥ 1,116,398	¥ 275,339
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustment	(2,763)	(17,979)	29,356	101
Unrealized losses on available-for-sale investments	(63)	(411)
Comprehensive income	$ 208,013	¥ 1,353,393	¥ 1,145,754	¥ 275,440